Deposits, Interest-Bearing Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Interest-bearing Deposits [Abstract]
NOW accounts	$ 205,362	$ 185,364
Savings and Money Market	311,686	286,937
Time [Abstract]
In denominations of $250,000 or less	147,000	165,834
In denominations of more than $250,000	42,282	40,827
Total time deposits	189,282	206,661
Total interest-bearing deposits	$ 706,330	$ 678,962